Schedule of income taxes (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Loss before income taxes provision	$ (1,846,402)	$ (2,496,886)	$ (935,412)
Loss before income taxes provision	(1,894,643)	(2,562,126)	(935,412)
SINGAPORE
Loss before income taxes provision			(901,038)
Loss before income taxes provision	(1,864,603)	(2,521,503)
MALAYSIA
Loss before income taxes provision	$ (30,040)	$ (40,623)	$ (34,374)